Goodwill - Summary of Goodwill (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount beginning balance	$ 4,614	$ 0
Adjustment to purchase price allocation	55	4,614
Impairment	(477)
Transfer to assets held for sale	(197)
Carrying amount ending balance	3,995	4,614
Carrying amount [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount beginning balance	4,614
Carrying amount ending balance	4,472	4,614
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Carrying amount beginning balance	0
Carrying amount ending balance	$ (477)	$ 0